Risks arising from Financial instruments - Summary of Hedging Reserve and Hedging Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	$ 145	$ 481
Change in fair value of hedging instrument recognized in OCI	(434)	183
Reclassified to profit or loss / cost of inventory	470	(518)
As per 31 December	181	145
Foreign currency futures [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	491	679
Change in fair value of hedging instrument recognized in OCI	(237)	143
Reclassified to profit or loss / cost of inventory	102	(331)
As per 31 December	356	491
Commodity Contracts [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	(476)	(306)
Change in fair value of hedging instrument recognized in OCI	(197)	39
Reclassified to profit or loss / cost of inventory	368	(208)
As per 31 December	(304)	(476)
Other hedging instrument [member]
Disclosure of detailed information about hedging instruments [line items]
As per 1 January	131	111
Reclassified to profit or loss / cost of inventory	0	22
As per 31 December	$ 131	$ 131